Dividends - Summary of Dividends on Ordinary Capital (Details) - 3 months ended Jun. 30, 2023 - Unilever PLC	£ / shares	€ / shares	$ / shares
Disclosure Of Dividends [Line Items]
Dividend per share (in pound, euro and dollar per share) | (per share)	£ 0.3700	€ 0.4268
Per Unilever PLC ordinary share | Traded on the London Stock Exchange
Disclosure Of Dividends [Line Items]
Dividend per share (in pound, euro and dollar per share) | £ / shares	£ 0.3700
Per Unilever PLC ordinary share | Traded on Euronext in Amsterdam
Disclosure Of Dividends [Line Items]
Dividend per share (in pound, euro and dollar per share) | € / shares		€ 0.4268
Per Unilever PLC American Depositary Receipt
Disclosure Of Dividends [Line Items]
Dividend per share (in pound, euro and dollar per share) | $ / shares			$ 0.4746